Note 18 - Deferred Tax Charge (Details Textual)	12 Months Ended
Jan. 31, 2018
Minimum [Member]
Amortization Period of Deferred Tax Charge	3 years
Maximum [Member]
Amortization Period of Deferred Tax Charge	8 years